Income taxes - Reconciliation of German statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory income tax rate, percent	31.20%	31.20%	31.20%
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Germany	€ (119,273)	€ 23,387	€ (252,859)
Other countries	(974)	(97)	(274)
Income/(loss) before income taxes	(120,247)	23,290	(253,133)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at German tax rate	(37,547)	7,272	(79,041)
Foreign rate differential	175	17	40
Expected tax expense/(benefit)	(37,372)	7,289	(79,001)
Tax effect from:
Non-deductible share-based compensation	4,791	5,390	4,708
Non-deductible corporate costs	234	121	0
Goodwill impairment	32,674	0	64,829
Prior period taxes	192	(294)	9
Movement in valuation allowance	(57)	80	454
Foreign withholding taxes	0	0	305
Movement in uncertain tax positions	6,311	56	14
Income tax effect resulting from weekengo asset deal transaction	0	1,938	0
Initial recognition of tax deductible goodwill and intangibles	0	(1,938)	0
Other differences	(203)	(56)	188
Income tax expense/(benefit)	€ 6,570	€ 12,586	€ (8,494)